Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Absolute Return Multi-Strategy Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

(the “Fund”)

Supplement dated December 15, 2017 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated August 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective January 15, 2018, the second to last sentence of the second paragraph in the “Principal Investment Strategies” section is deleted and replaced with the following:

Under normal market conditions, the Manager will not allocate more than 30% of the Fund's assets to any one strategy with each Subadvisor.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Manager will not allocate more than 30% of the Fund's assets to any one strategy with each Subadvisor.
Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.